UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5850

OneAmerica Funds, Inc.
(Exact name of registrant as specified in charter)

One American Square, Indianapolis, IN		46282
(Address of principal executive offices)		(Zip code)

Daniel Schluge One American Square, Indianapolis, IN, 46282
(Name and address of agent for service)

Registrant’s telephone number, including area code:		317-285-1877

Date of fiscal year end:	December 31, 2012

Date of reporting period:	March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter) to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.                  SCHEDULE OF INVESTMENTS

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS

VALUE PORTFOLIO

March 31, 2012 (unaudited)

Description	Shares	Value
Common Stocks (91.1%)
Aerospace & Defense (3.3%)
General Dynamics Corp.	34,900	$2,560,962
Precision Castparts Corp.	35,400	6,120,660
		8,681,622
Agriculture (1.7%)
Archer-Daniels-Midland Co.	145,200	4,597,032

Apparel (3.3%)
Columbia Sportswear Co.	50,600	2,400,970
Wolverine World Wide, Inc.	170,600	6,342,908
		8,743,878
Auto Parts and Equipment (2.2%)
Magna International, Inc.	123,400	5,891,116

Banks (6.8%)
Bank of Hawaii Corp.	57,300	2,770,455
Citigroup, Inc.	29,189	1,066,858
JPMorgan Chase & Co.	99,807	4,589,126
Northern Trust Corp.	68,400	3,245,580
U.S. Bancorp	193,500	6,130,080
		17,802,099
Beverages (2.6%)
Coca-Cola Co. (The)	93,600	6,927,336

Biotechnology (2.2%)
Amgen, Inc.	86,700	5,894,733

Chemicals (0.5%)
Dow Chemical Co.	38,900	1,347,496

Commercial Services (0.7%)
Robert Half International, Inc.	63,800	1,933,140

Computers (2.3%)
Dell, Inc.(1)	248,600	4,126,760
Hewlett-Packard Co.	85,374	2,034,462
		6,161,222
Diversified Financial Services (1.1%)
Investment Technology Group, Inc.(1)	244,700	2,926,612

Electronics (1.2%)
FLIR Systems, Inc.	119,500	3,024,545

Food (1.0%)
Fresh Del Monte Produce, Inc.	33,900	774,276
Sysco Corp.	63,900	1,908,054
		2,682,330

Description	Shares	Value
Common Stocks (91.1%) (continued)
Healthcare Products (8.3%)
Baxter International, Inc.	101,400	$6,061,692
Johnson & Johnson	105,500	6,958,780
Medtronic, Inc.	144,900	5,678,631
Zimmer Holdings, Inc.	47,900	3,079,012
		21,778,115
Insurance (1.7%)
Aegon NV(1)	816,185	4,537,989

Iron/Steel (2.4%)
Nucor Corp.	148,400	6,373,780

Machinery-Diversified (1.3%)
Cummins, Inc.	27,800	3,337,112

Mining (0.4%)
Alcoa, Inc.	108,700	1,089,174

Miscellaneous Manufacturing (8.8%)
Carlisle Cos., Inc.	122,500	6,115,200
Crane Co.	70,400	3,414,400
General Electric Co.	323,300	6,488,631
Illinois Tool Works, Inc.	124,200	7,094,304
		23,112,535
Oil & Gas (10.3%)
ConocoPhillips	92,400	7,023,324
Exxon Mobil Corp.	54,300	4,709,439
Royal Dutch Shell PLC ADR	89,700	6,290,661
Tidewater, Inc.	118,050	6,377,061
Valero Energy Corp.	102,200	2,633,694
		27,034,179
Pharmaceuticals (7.0%)
McKesson Corp.	86,050	7,552,608
Merck & Co., Inc.	122,600	4,707,840
Pfizer, Inc.	273,950	6,207,707
		18,468,155
Retail (5.7%)
Bed Bath & Beyond, Inc.(1)	103,200	6,787,464
Best Buy Co., Inc.	18,800	445,184
Home Depot, Inc. (The)	57,400	2,887,794
Kohl’s Corp.	96,100	4,807,883
		14,928,325
Semiconductors (7.1%)
Applied Materials, Inc.	413,500	5,143,940
Intel Corp.	258,600	7,269,246
Texas Instruments, Inc.	186,600	6,271,626
		18,684,812

Description	Shares	Value
Common Stocks (91.1%) (continued)
Software (2.0%)
Adobe Systems, Inc.(1)	42,100	$1,444,451
Autodesk, Inc.(1)	29,100	1,231,512
Oracle Corp.	89,000	2,595,240
		5,271,203
Telecommunications (2.1%)
Cisco Systems, Inc.	262,700	5,556,105

Toys/Games/Hobbies (1.8%)
Mattel, Inc.	138,800	4,672,008

Transportation (3.3%)
Norfolk Southern Corp.	60,000	3,949,800
Werner Enterprises, Inc.	187,200	4,653,792
		8,603,592

Total common stocks (cost: $206,372,336)		240,060,245

	Interest Rate	Maturity Date	Principal Amount
Short-Term Notes and Bonds(2) (3.4%)
Commercial Paper (3.4%)
Chemicals (0.8%)
E. I. du Pont de Nemours & Co.	0.142%	04/25/2012	$2,000,000	1,999,820

Diversified Financial Services (1.9%)
American Honda Finance Corp.	0.101	04/20/2012	2,000,000	1,999,820
Caterpillar Financial Services Corp.	0.132	04/18/2012	3,000,000	2,999,790
				4,999,610
Oil & Gas (0.7%)
Northwest Natural Gas Co.	0.142	05/11/2012	2,000,000	1,999,320

Total short-term notes and bonds (cost: $8,999,213)				8,998,750

Money Market Mutual Fund (1.5%)
BlackRock Liquidity TempFund Portfolio, 0.14(3)			4,000,000	4,000,000

Total money market mutual fund (cost: $4,000,000)				4,000,000

Description	Shares	Value
Mutual Funds (3.9%)
iShares Russell 1000 Value Index Fund	68,900	$4,827,823
iShares Russell Midcap Value Index Fund	69,600	3,349,848
iShares S&P SmallCap 600 Value Index Fund	24,600	1,931,100

Total mutual funds (cost: $8,403,514)		10,108,771

Total investments(4) (99.9%) (cost: $227,775,063)		263,167,766

Other assets in excess of liabilities (0.1%)		221,821

Net assets (100.0%)		$263,389,587

(1)	Non-Income producing securities.

(2)	The interest rate for short-term notes reflects the yields for those securities as of March 31, 2012.

(3)	The rate shown reflects the seven day yield as of March 31, 2012.

(4)	The United States federal income tax basis of the Portfolio’s investments and the unrealized appreciation (depreciation) as of March 31, 2012.

			Total Net
			Unrealized
Federal Tax cost	Appreciation	Depreciation	Appreciation
$227,768,633	$58,906,813	$(23,507,680)	$35,399,133

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of March 31, 2012 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities*
Common Stocks	$240,060,245	$—	$—	$240,060,245
Commercial Paper	—	8,998,750	—	8,998,750
Money Market Mutual Fund	4,000,000	—	—	4,000,000
Mutual Funds	10,108,771	—	—	10,108,771
Total	$254,169,016	$8,998,750	$—	$263,167,766

It is the Value Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. The Portfolio did not have any transfers between levels of the fair value hierarchy during the reporting period.

For the period ending March 31, 2012, there have been no changes in the valuation methodologies and the Value Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

* Refer to Schedule of Investments for industry classifications.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS

MONEY MARKET PORTFOLIO

March 31, 2012 (unaudited)

Description	Interest Rate	Maturity Date	Principal Amount	Value
Short-Term Notes(1) (96.1%)
U.S. Government & Agency Obligations (19.0%)
U.S. Treasury Bill Discount Note	0.005%	04/05/2012	$5,000,000	$4,999,997
U.S. Treasury Bill Discount Note	0.098	04/19/2012	17,500,000	17,499,141
U.S. Treasury Bill Discount Note	0.080	11/15/2012	10,000,000	9,994,934

Total U.S. government & agency obligations (cost: $32,494,072)				32,494,072

Commercial Paper (77.1%)
Agriculture (4.4%)
Archer-Daniels-Midland Co.	0.112	04/10/2012	7,500,000	7,499,794

Air Freight & Logistics (4.7%)
United Parcel Service, Inc.	0.020	04/17/2012	3,500,000	3,499,969
United Parcel Service, Inc.	0.020	04/18/2012	4,500,000	4,499,957
				7,999,926
Chemcials (2.3%)
E.I. du Pont de Nemours & Co.	0.142	04/19/2012	4,000,000	3,999,720

Computers & Peripherals (1.5%)
IBM Corp.	0.081	04/05/2012	2,500,000	2,499,978

Diversified Financial Services (9.6%)
Deere & Co.	0.152	07/09/2012	1,400,000	1,399,422
General Electric Capital Corp.	0.101	04/23/2012	1,000,000	999,939
John Deere Bank S.A.	0.122	04/05/2012	1,000,000	999,986
John Deere Bank S.A.	0.142	04/24/2012	5,000,000	4,999,553
Paccar Financial Corp.	0.091	04/04/2012	8,000,000	7,999,940
				16,398,840
Electric Products (4.1%)
Emerson Electric Co.	0.101	04/26/2012	7,000,000	6,999,514

Electrical Utilities (2.3%)
American Transmission Co.	0.152	04/09/2012	4,000,000	3,999,867

Food, Beverages (7.6%)
Nestle Capital Corp.	0.071	04/19/2012	3,000,000	2,999,895
Nestle Capital Corp.	0.061	05/02/2012	2,000,000	1,999,896
PepsiCo, Inc.	0.071	04/09/2012	6,000,000	5,999,907
PepsiCo, Inc.	0.071	04/30/2012	2,000,000	1,999,887
				12,999,585
Health Care (3.8%)
Roche Holdings, Inc.	0.081	04/11/2012	4,500,000	4,499,900
Roche Holdings, Inc.	0.122	04/23/2012	2,000,000	1,999,853
				6,499,753
Healthcare Products (2.3%)
Johnson & Johnson	0.061	04/24/2012	4,000,000	3,999,847

Description	Interest Rate	Maturity Date	Principal Amount	Value
Short-Term Notes(1) (96.1%) (continued)
Commercial Paper (77.1%) (continued)
Household & Personal Products (4.4%)
Procter & Gamble Co.	0.122%	05/22/2012	$2,000,000	$1,999,660
Procter & Gamble Co.	0.122	06/01/2012	5,500,000	5,498,882
				7,498,542
Manufacturing (2.8%)
Danaher Corp.	0.132	05/04/2012	4,800,000	4,799,428

Media (2.4%)
Walt Disney Co. (The)	0.071	04/16/2012	4,000,000	3,999,883

Mining (4.7%)
BHP Billiton Finance (USA) Ltd.	0.091	04/04/2012	8,000,000	7,999,940

Miscellaneous Manufacturing (7.0%)
General Electric Co.	0.122	06/25/2012	7,000,000	6,998,017
Illinois Tool Works, Inc.	0.101	04/02/2012	5,000,000	4,999,986
				11,998,003
Oil & Gas (0.9%)
Northwest Natural Gas Co.	0.112	04/17/2012	1,500,000	1,499,927

Pharmaceuticals (7.6%)
Abbott Laboratories	0.091	04/24/2012	5,000,000	4,999,713
Merck & Co., Inc.	0.081	04/12/2012	8,000,000	7,999,804
				12,999,517
Retail (4.7%)
Wal-Mart Stores, Inc.	0.061	05/01/2012	8,000,000	7,999,600

Total commercial paper (cost(2): $131,691,664)				131,691,664

Total short-term notes (cost(2): $164,185,736)				164,185,736

	Shares

Money Market Mutual Fund (3.6%)
BlackRock Liquidity TempFund Portfolio, 0.14(3)	6,120,000	6,120,000

Total money market mutual fund (cost: $6,120,000)		6,120,000

Total investments(4) (99.7%) (cost: $170,305,736)		170,305,736

Other assets in excess of liabilities (0.3%)		553,835

Net assets (100.0%)		$170,859,571

(1)	The interest rate for short-term notes reflects the yields for those securities as of March 31, 2012.

(2)	Cost represents amortized cost.

(3)	The rate shown reflects the seven day yield as of March 31, 2012.

(4)	The United States federal income tax basis of the Portfolio’s investments and the cost are the same as of March 31, 2012.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of March 31, 2012 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities*
U.S. Government & Agency Obligations	$—	$32,494,072	$—	$32,494,072
Commercial Paper	—	131,691,664	—	131,691,664
Money Market Mutual Fund	6,120,000	—	—	6,120,000
Total	$6,120,000	$164,185,736	$—	$170,305,736

It is the Money Market Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. The Portfolio did not have any transfers between levels of the fair value hierarchy during the reporting period.

For the period ending March 31, 2012, there have been no changes in the valuation methodologies and the Money Market Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

* Refer to Schedule of Investments for industry classifications.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS

INVESTMENT GRADE BOND PORTFOLIO

March 31, 2012 (unaudited)

Description	Shares	Value
Preferred Stock (0.7%)
Diversified Financial Services (0.7%)
JPMorgan Chase Capital XXIX	39,000	$996,450
Total preferred stock (cost: $999,535)		996,450

	Interest Rate	Maturity Date	Principal Amount
Long-Term Notes and Bonds (94.8%)
U.S. Government & Agency Obligations (36.1%)
Federal Farm Credit Bank	2.625%	04/17/2014	$1,000,000	1,040,850
Federal Home Loan Banks	4.875	09/08/2017	1,000,000	1,175,934
FHLMC	4.500	01/15/2015	500,000	553,867
FHLMC	3.750	03/27/2019	750,000	841,560
FNMA	4.375	07/17/2013	1,000,000	1,051,962
FNMA	2.500	05/15/2014	1,000,000	1,044,710
U.S. Treasury Bonds	6.000	02/15/2026	500,000	689,844
U.S. Treasury Bonds	5.375	02/15/2031	500,000	672,500
U.S. Treasury Bonds	4.500	02/15/2036	500,000	610,312
U.S. Treasury Bonds	4.375	02/15/2038	500,000	600,390
U.S. Treasury Bonds	3.500	02/15/2039	550,000	571,398
U.S. Treasury Bonds	4.500	08/15/2039	300,000	367,500
U.S. Treasury Bonds	4.625	02/15/2040	500,000	624,453
U.S. Treasury Bonds	4.250	11/15/2040	100,000	117,766
U.S. Treasury Bonds	4.750	02/15/2041	1,000,000	1,274,531
U.S. Treasury Bonds	4.375	05/15/2041	450,000	540,985
U.S. Treasury Bonds	3.750	08/15/2041	550,000	594,602
U.S. Treasury Bonds	3.125	02/15/2042	400,000	383,438
U.S. Treasury Notes	1.375	05/15/2013	1,000,000	1,012,461
U.S. Treasury Notes	0.375	06/30/2013	1,000,000	1,001,328
U.S. Treasury Notes	0.750	08/15/2013	1,000,000	1,006,367
U.S. Treasury Notes	0.125	08/31/2013	1,100,000	1,097,507
U.S. Treasury Notes	0.750	09/15/2013	1,000,000	1,006,641
U.S. Treasury Notes	0.500	10/15/2013	500,000	501,465
U.S. Treasury Notes	0.500	11/15/2013	500,000	501,504
U.S. Treasury Notes	0.250	02/28/2014	3,000,000	2,995,548
U.S. Treasury Notes	2.250	05/31/2014	3,150,000	3,276,000
U.S. Treasury Notes	0.500	08/15/2014	500,000	500,898
U.S. Treasury Notes	2.375	08/31/2014	700,000	732,430
U.S. Treasury Notes	2.125	05/31/2015	1,500,000	1,572,305
U.S. Treasury Notes	1.875	06/30/2015	500,000	520,430
U.S. Treasury Notes	1.750	07/31/2015	300,000	311,086
U.S. Treasury Notes	1.250	08/31/2015	700,000	714,820
U.S. Treasury Notes	1.250	09/30/2015	500,000	510,274
U.S. Treasury Notes	1.250	10/31/2015	1,200,000	1,223,906
U.S. Treasury Notes	1.375	11/30/2015	700,000	716,843
U.S. Treasury Notes	2.000	01/31/2016	500,000	523,633
U.S. Treasury Notes	2.625	04/30/2016	1,000,000	1,072,188
U.S. Treasury Notes	1.750	05/31/2016	300,000	311,250
U.S. Treasury Notes	1.500	07/31/2016	500,000	513,008

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (94.8%) (continued)
U.S. Government & Agency Obligations (36.1%) (continued)
U.S. Treasury Notes	4.875%	08/15/2016	$1,000,000	$1,170,547
U.S. Treasury Notes	1.000	08/31/2016	900,000	903,867
U.S. Treasury Notes	1.000	09/30/2016	1,100,000	1,103,695
U.S. Treasury Notes	3.125	10/31/2016	1,000,000	1,096,953
U.S. Treasury Notes	0.875	02/28/2017	1,250,000	1,241,211
U.S. Treasury Notes	3.125	04/30/2017	1,000,000	1,101,250
U.S. Treasury Notes	2.875	03/31/2018	500,000	544,687
U.S. Treasury Notes	1.375	09/30/2018	1,000,000	993,359
U.S. Treasury Notes	2.750	02/15/2019	3,500,000	3,770,431
U.S. Treasury Notes	3.625	08/15/2019	300,000	340,477
U.S. Treasury Notes	3.500	05/15/2020	750,000	843,633
U.S. Treasury Notes	2.625	08/15/2020	750,000	790,723
U.S. Treasury Notes	2.625	11/15/2020	1,000,000	1,051,641
U.S. Treasury Notes	3.125	05/15/2021	600,000	653,063
U.S. Treasury Notes	2.125	08/15/2021	1,600,000	1,598,875
U.S. Treasury Notes	2.000	02/15/2022	700,000	686,547

Total U.S. government & agency obligations (cost: $49,513,863)				52,269,453

Mortgage-Backed and Asset-Backed Securities (34.6%)
Avis Budget Rental Car Funding (AESOP) LLC, Ser. 2011-5A, Cl. A, 144A(1)	3.270	02/20/2018	1,000,000	1,028,363
Banc of America Commercial Mortgage, Inc., Ser. 2006-5, Cl. AAB	5.379	09/10/2047	783,985	820,288
Banc of America Commercial Mortgage, Inc., Ser. 2007-1, Cl. AAB	5.422	01/15/2049	955,197	1,023,699
Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW13, Cl. A3	5.518	09/11/2041	1,000,000	1,041,158
Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW14, Cl. A3	5.209	12/11/2038	600,000	610,459
Bear Stearns Commercial Mortgage Securities, Ser. 2006-T24, Cl. AAB	5.533	10/12/2041	515,275	540,896
CenterPoint Energy Transition Bond Co. LLC, Ser. 2005-A, Cl. A2	4.970	08/01/2014	26,908	27,308
CSFB Mortgage Securities Corp., Ser. 2005-C5, Cl. AAB(2)	5.100	08/15/2038	845,452	882,589
FHLMC Gold Pool CMO, Ser. 2002-2424, Cl. OG	6.000	03/15/2017	389,329	418,227
FHLMC Gold Pool CMO, Ser. 2005-2947, Cl. VA	5.000	03/15/2016	373,715	387,474
FHLMC Gold Pool CMO, Ser. 2009-3589, Cl. PA	4.500	09/15/2039	759,626	818,089
FHLMC Gold Pool #A11823	5.000	08/01/2033	45,458	49,076
FHLMC Gold Pool #A16641	5.500	12/01/2033	61,125	66,941
FHLMC Gold Pool #A27124	6.000	10/01/2034	14,023	15,625
FHLMC Gold Pool #A40159	5.500	11/01/2035	18,884	20,607
FHLMC Gold Pool #A40754	6.500	12/01/2035	204,901	232,407
FHLMC Gold Pool #A41968	5.500	01/01/2036	107,789	117,624
FHLMC Gold Pool #A43870	6.500	03/01/2036	114,168	128,097
FHLMC Gold Pool #A44969	6.500	04/01/2036	609,321	686,899

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (94.8%) (continued)
Mortgage-Backed and Asset-Backed Securities (34.6%) (continued)
FHLMC Gold Pool #A45057	6.500%	05/01/2036	$61,590	$70,101
FHLMC Gold Pool #A45624	5.500	06/01/2035	17,185	18,754
FHLMC Gold Pool #A51101	6.000	07/01/2036	72,608	80,280
FHLMC Gold Pool #A56247	6.000	01/01/2037	561,135	620,427
FHLMC Gold Pool #A56634	5.000	01/01/2037	191,169	206,083
FHLMC Gold Pool #A56829	5.000	01/01/2037	39,077	42,126
FHLMC Gold Pool #A57135	5.500	02/01/2037	633,917	689,976
FHLMC Gold Pool #A58278	5.000	03/01/2037	405,122	436,728
FHLMC Gold Pool #A58965	5.500	04/01/2037	309,640	337,022
FHLMC Gold Pool #A71576	6.500	01/01/2038	383,267	431,705
FHLMC Gold Pool #A91064	4.500	02/01/2040	665,726	706,307
FHLMC Gold Pool #A93990	4.000	09/01/2040	743,723	778,732
FHLMC Gold Pool #B12969	4.500	03/01/2019	57,373	61,586
FHLMC Gold Pool #B19462	5.000	07/01/2020	161,553	174,512
FHLMC Gold Pool #C01086	7.500	11/01/2030	25,388	30,397
FHLMC Gold Pool #C01271	6.500	12/01/2031	38,573	43,906
FHLMC Gold Pool #C01302	6.500	11/01/2031	8,325	9,475
FHLMC Gold Pool #C01676	6.000	11/01/2033	731,821	818,526
FHLMC Gold Pool #C03478	4.500	06/01/2040	638,388	677,302
FHLMC Gold Pool #C14364	6.500	09/01/2028	31,737	36,284
FHLMC Gold Pool #C14872	6.500	09/01/2028	1,881	2,151
FHLMC Gold Pool #C20300	6.500	01/01/2029	15,546	17,773
FHLMC Gold Pool #C28221	6.500	06/01/2029	6,458	7,383
FHLMC Gold Pool #C35377	7.000	01/01/2030	2,393	2,798
FHLMC Gold Pool #C41636	8.000	08/01/2030	2,815	3,413
FHLMC Gold Pool #C56017	6.500	03/01/2031	166,492	190,343
FHLMC Gold Pool #C61802	5.500	12/01/2031	84,357	92,397
FHLMC Gold Pool #C64936	6.500	03/01/2032	20,170	22,958
FHLMC Gold Pool #C68790	6.500	07/01/2032	86,424	98,373
FHLMC Gold Pool #C74741	6.000	12/01/2032	108,958	121,935
FHLMC Gold Pool #C79460	5.500	05/01/2033	44,144	48,344
FHLMC Gold Pool #C79886	6.000	05/01/2033	441,795	494,138
FHLMC Gold Pool #E00543	6.000	04/01/2013	2,552	2,702
FHLMC Gold Pool #E00565	6.000	08/01/2013	2,769	3,001
FHLMC Gold Pool #E00957	6.000	02/01/2016	11,439	12,153
FHLMC Gold Pool #E01007	6.000	08/01/2016	9,639	10,268
FHLMC Gold Pool #E01085	5.500	12/01/2016	17,369	18,650
FHLMC Gold Pool #E01136	5.500	03/01/2017	50,522	54,275
FHLMC Gold Pool #E01216	5.500	10/01/2017	50,218	54,141
FHLMC Gold Pool #E01378	5.000	05/01/2018	113,942	122,146
FHLMC Gold Pool #E02735	3.500	10/01/2025	660,477	691,112
FHLMC Gold Pool #E71048	6.000	07/01/2013	120	129
FHLMC Gold Pool #E74118	5.500	01/01/2014	10,898	11,792
FHLMC Gold Pool #E77035	6.500	05/01/2014	8,076	8,539
FHLMC Gold Pool #E77962	6.500	07/01/2014	14,776	15,624
FHLMC Gold Pool #E78727	6.500	10/01/2014	526	556
FHLMC Gold Pool #E82543	6.500	03/01/2016	32,334	35,714
FHLMC Gold Pool #E85353	6.000	09/01/2016	22,832	24,688

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (94.8%) (continued)
Mortgage-Backed and Asset-Backed Securities (34.6%) (continued)
FHLMC Gold Pool #E89823	5.500%	05/01/2017	$55,579	$60,242
FHLMC Gold Pool #E90912	5.500	08/01/2017	21,801	23,630
FHLMC Gold Pool #E91139	5.500	09/01/2017	151,269	163,960
FHLMC Gold Pool #E91646	5.500	10/01/2017	132,666	143,796
FHLMC Gold Pool #E92047	5.500	10/01/2017	84,256	91,325
FHLMC Gold Pool #E92196	5.500	11/01/2017	16,087	17,457
FHLMC Gold Pool #E95159	5.500	03/01/2018	95,580	103,778
FHLMC Gold Pool #E95734	5.000	03/01/2018	431,329	465,557
FHLMC Gold Pool #G01091	7.000	12/01/2029	17,439	20,396
FHLMC Gold Pool #G02060	6.500	01/01/2036	629,860	710,053
FHLMC Gold Pool #G08016	6.000	10/01/2034	868,834	968,106
FHLMC Gold Pool #G10817	6.000	06/01/2013	2,412	2,604
FHLMC Gold Pool #G11753	5.000	08/01/2020	172,389	186,231
FHLMC Gold Pool #J01382	5.500	03/01/2021	473,071	512,169
FHLMC Gold Pool #J05930	5.500	03/01/2021	276,686	299,553
FNMA Pool #253798	6.000	05/01/2016	567	613
FNMA Pool #256883	6.000	09/01/2037	555,833	612,965
FNMA Pool #357269	5.500	09/01/2017	346,775	378,356
FNMA Pool #357637	6.000	11/01/2034	447,070	497,285
FNMA Pool #545929	6.500	08/01/2032	53,906	61,398
FNMA Pool #555591	5.500	07/01/2033	228,118	250,690
FNMA Pool #572020	6.000	04/01/2016	12,830	13,878
FNMA Pool #578974	6.000	05/01/2016	20,524	22,162
FNMA Pool #579170	6.000	04/01/2016	972	1,051
FNMA Pool #584953	7.500	06/01/2031	12,834	13,091
FNMA Pool #585097	6.000	05/01/2016	32,216	34,848
FNMA Pool #651220	6.500	07/01/2032	47,693	54,321
FNMA Pool #781776	6.000	10/01/2034	80,741	89,810
FNMA Pool #797509	4.500	03/01/2035	587,017	625,093
FNMA Pool #797536	4.500	04/01/2035	542,751	577,955
FNMA Pool #910446	6.500	01/01/2037	93,847	106,144
FNMA Pool #922224	5.500	12/01/2036	498,933	548,300
FNMA Pool #936760	5.500	06/01/2037	438,410	478,089
FNMA Pool #942956	6.000	09/01/2037	506,215	558,248
FNMA Pool #AA3263	5.000	02/01/2039	695,250	763,314
FNMA Pool #AB2155	4.000	01/01/2041	493,055	517,288
FNMA Pool #AC1607	4.500	08/01/2039	721,636	767,767
FNMA Pool #AD1662	5.000	03/01/2040	800,940	879,351
FNMA Pool #AD7078	4.500	06/01/2025	371,252	397,581
FNMA Pool #AE0216	4.000	08/01/2040	225,889	237,080
FNMA Pool #AE0949	4.000	02/01/2041	899,489	943,697
FNMA Pool #AE8406	3.500	11/01/2040	219,680	225,828
FNMA Pool #AH6920	4.500	04/01/2041	558,861	596,334
FNMA Pool #AI2408	4.000	05/01/2026	956,072	1,015,659
FNMA Pool #AI3402	5.000	05/01/2041	913,323	989,036
FNMA Pool #AI5868	4.500	07/01/2041	244,438	260,828
FNMA Pool #AJ6927	3.500	11/01/2041	248,401	255,352
FNMA Pool #AJ9199	4.000	01/01/2042	988,528	1,037,576

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (94.8%) (continued)
Mortgage-Backed and Asset-Backed Securities (34.6%) (continued)
FNMA Pool #MA0533	4.000%	10/01/2040	$779,623	$817,940
FNMA Pool #MA0967	4.500	12/01/2041	983,530	1,049,478
GNMA CMO, Ser. 2002-88, Cl. GW	5.500	09/20/2019	707,991	721,310
GNMA CMO, Ser. 2004-108, Cl. B(2)	4.741	03/16/2030	1,000,000	1,065,635
GNMA TBA	5.000	04/15/2034	500,000	552,187
GNMA Pool #443216	8.000	07/15/2027	15,908	19,187
GNMA Pool #452827	7.500	02/15/2028	12,944	13,842
GNMA Pool #457453	7.500	10/15/2027	6,014	6,292
GNMA Pool #479743	7.500	11/15/2030	18,015	21,496
GNMA Pool #511723	7.500	10/15/2030	10,806	11,166
GNMA Pool #511778	7.500	11/15/2030	59,161	70,911
GNMA Pool #540356	7.000	05/15/2031	42,388	50,405
GNMA Pool #542083	7.000	01/15/2031	7,487	8,903
GNMA Pool #552466	6.500	03/15/2032	49,199	57,438
GNMA Pool #574395	6.000	01/15/2032	337,662	385,329
GNMA Pool #577653	6.000	08/15/2032	37,008	42,048
GNMA Pool #585467	6.000	08/15/2032	107,466	122,636
GNMA Pool #591025	6.500	10/15/2032	49,019	56,983
GNMA Pool #717081	4.500	05/15/2039	1,395,071	1,522,111
GNMA Pool #718832	5.500	09/15/2039	564,273	634,290
GNMA Pool #719238	4.000	07/15/2040	1,524,630	1,640,514
GNMA Pool #721035	4.000	12/15/2039	117,161	125,993
GNMA Pool #728451	5.000	12/15/2039	391,691	435,397
GNMA Pool #729037	5.000	02/15/2040	694,295	769,380
GNMA Pool #723622	4.500	01/15/2040	236,158	257,737
GNMA Pool #737644	4.500	11/15/2040	448,217	491,694
GNMA Pool #738425	4.500	06/15/2041	408,579	445,914
GNMA Pool #738519	4.500	07/15/2041	229,466	250,434
GNMA Pool #778792	3.500	01/15/2042	248,936	259,851
Hertz Vehicle Financing LLC, Ser. 2011-1A, Cl. A2, 144A(1)	3.290	03/25/2018	1,000,000	1,033,443
Morgan Stanley Capital I, Ser. 2006-IQ12, Cl. AAB	5.325	12/15/2043	614,879	634,279
Small Business Administration, Ser. 2006-10A, Cl. 1	5.524	03/10/2016	458,592	492,224
Small Business Administration Participation Certificates, Ser. 2006-20C, Cl. 1	5.570	03/01/2026	513,480	580,746
TIAA Seasoned Commercial Mortgage Trust, Ser. 2007-C4, Cl. A3(2)	5.656	08/15/2039	350,000	377,714

Total mortgage-backed and asset-backed securities (cost: $47,273,950)				49,958,303

Municipal Bonds (1.0%)
Illinois State Toll Highway Authority	6.184	01/01/2034	1,000,000	1,204,710
New York City Municipal Water Finance Authority	5.724	06/15/2042	230,000	285,980

Total municipal bonds (cost: $1,280,733)				1,490,690

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (94.8%) (continued)
Corporate Obligations (23.1%)
Aerospace/Defense (0.9%)
Goodrich Corp., Sr. Unsec’d. Notes	6.290%	07/01/2016	$1,050,000	$1,238,274

Banks (3.5%)
Goldman Sachs Group, Inc. (The), Sub. Notes	5.950	01/15/2027	1,000,000	1,000,330
Morgan Stanley, Sr. Unsec’d. Notes	5.500	07/24/2020	1,000,000	975,985
PNC Financial Services Group, Inc., Jr. Sub. Notes(2)	6.750	12/31/2049	1,000,000	1,054,320
SunTrust Bank, Sub. Notes(2)	0.782	08/24/2015	1,000,000	912,690
Union Bank NA, Sr. Sub. Notes, MTN	5.950	05/11/2016	1,000,000	1,091,959
				5,035,284
Beverages (0.7%)
PepsiCo, Inc., Sr. Unsec’d. Notes	3.125	11/01/2020	1,000,000	1,027,071

Building Materials (0.8%)
Owens Corning, Gtd. Notes	7.000	12/01/2036	1,025,000	1,092,296

Chemicals (0.8%)
Dow Chemical Co. (The), Sr. Unsec’d Notes	7.375	03/01/2023	1,000,000	1,200,667

Commercial Services (0.6%)
ERAC USA Finance Co., Gtd. Notes, 144A(1)	5.600	05/01/2015	800,000	879,028

Computers (1.4%)
Hewlett-Packard Co., Sr. Unsec’d. Notes	4.650	12/09/2021	1,000,000	1,046,135
International Business Machines Corp., Sr. Unsec’d. Notes	1.250	02/06/2017	1,000,000	991,980
				2,038,115
Diversified Financial Services (2.8%)
Associates Corp. of North America, Sr. Unsec’d. Notes	6.950	11/01/2018	1,000,000	1,131,867
Fuel Trust, Sec’d. Notes, 144A(1)	4.207	04/15/2016	1,000,000	1,026,277
Textron Financial Corp., Jr. Sub. Notes, 144A(1),(2)	6.000	02/15/2067	1,000,000	760,000
Unison Ground Lease Funding LLC, Notes, 144A(1)	9.522	04/15/2020	1,000,000	1,053,702
				3,971,846
Electric (1.5%)
Duquesne Light Holdings, Inc., Sr. Unsec’d. Notes, 144A(1)	5.900	12/01/2021	1,000,000	1,068,361
Puget Energy, Inc., Sr. Sec’d. Notes	6.000	09/01/2021	1,000,000	1,064,230
				2,132,591
Entertainment (0.8%)
International Game Technology, Sr. Unsec’d. Notes	7.500	06/15/2019	1,000,000	1,171,338

Home Builders (0.7%)
Lennar Corp., Gtd. Notes	6.950	06/01/2018	1,000,000	1,060,000

Insurance (0.7%)
Metropolitan Life Global Funding I, Sec’d. Notes, 144A(1)	2.000	01/09/2015	1,000,000	1,010,600

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (94.8%) (continued)
Corporate Obligations (23.1%) (continued)
Iron/Steel (0.7%)
Reliance Steel & Aluminum Co., Gtd. Notes	6.200%	11/15/2016	$100,000	$109,084
Reliance Steel & Aluminum Co., Gtd. Notes	6.850	11/15/2036	900,000	900,653
				1,009,737
Machinery-Construction & Mining (0.9%)
Joy Global, Inc., Gtd. Notes	6.000	11/15/2016	1,135,000	1,282,115

Media (1.4%)
Cox Communications, Inc., Sr. Unsec’d. Notes	7.625	06/15/2025	1,000,000	1,244,884
Time Warner Cable, Inc., Gtd. Notes	6.550	05/01/2037	650,000	752,694
				1,997,578
Miscellaneous Manufacturing (1.1%)
Bombardier, Inc., Sr. Unsec’d. Notes, 144A(1)	7.450	05/01/2034	1,000,000	1,025,000
GE Capital Trust I, Ltd. Gtd. Notes(2)	6.375	11/15/2067	600,000	610,500
				1,635,500
Oil & Gas (1.2%)
Union Pacific Resources Group, Inc., Sr. Unsec’d. Notes	7.050	05/15/2018	600,000	685,352
Valero Energy Corp., Gtd. Notes	6.625	06/15/2037	1,000,000	1,088,404
				1,773,756
Pipelines (0.7%)
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., Gtd. Notes	6.250	06/15/2022	1,000,000	1,050,000

Shipbuilding (0.7%)
Huntington Ingalls Industries, Inc., Gtd. Notes	6.875	03/15/2018	1,000,000	1,060,000

Telecommunications (1.2%)
BellSouth Corp., Sr. Unsec’d. Notes	6.550	06/15/2034	850,000	970,300
Verizon Communications, Gtd. Notes	6.940	04/15/2028	600,000	727,829
				1,698,129

Total corporate obligations (cost: $31,563,035)				33,363,925

Total long-term notes and bonds (cost: $129,631,581)				137,082,371

Short-Term Notes and Bonds (2.7%)
U.S. Government & Agency Obligations (2.3%)
U.S. Treasury Notes	0.625	06/30/2012	300,000	300,375
U.S. Treasury Notes	1.500	07/15/2012	1,150,000	1,154,537
U.S. Treasury Notes	0.375	08/31/2012	500,000	500,449
U.S. Treasury Notes	1.375	10/15/2012	800,000	805,187
U.S. Treasury Notes	0.625	02/28/2013	500,000	501,836

Total U.S. government & agency obligations (cost: $3,249,144)				3,262,384

Description	Interest Rate	Maturity Date	Principal Amount	Value
Short-Term Notes and Bonds (2.7%) (continued)
Corporate Obligation (0.4%)
Oil & Gas (0.4%)
Southwest Gas Corp., Sr. Unsec’d. Notes	7.625%	05/15/2012	$650,000	$654,759

Total corporate obligation (cost: $651,266)				654,759

Total short-term notes and bonds (cost: $3,900,410)				3,917,143

			Shares
Money Market Mutual Fund (1.4%)
BlackRock Liquidity TempFund Portfolio, 0.14%(3)			2,025,000	2,025,000

Total money market mutual fund (cost: $2,025,000)				2,025,000

Total investments(4) (99.6%) (cost: $136,556,526)				144,020,964

Other assets in excess of liabilities (0.4%)				582,938

Net assets (100.0%)				$144,603,902

The following abbreviations are used in the portfolio descriptions:

CMO — Collateral Mortgage Obligation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

LLC — Limited Liability Corporation

LP — Limited Partnership

MTN — Medium Term Note

TBA — To Be Announced

(1)

Series 144A securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, Series 144A securities are deemed to be liquid.

(2)	Indicates a variable rate security. The interest rate shown reflects the rate in effect at March 31, 2012.

(3)	The rate shown reflects the seven day yield as of March 31, 2012.

(4)	The United States federal income tax basis of the Portfolio’s investments and the unrealized appreciation (depreciation) as of March 31, 2012. See table below.

			Total Net
			Unrealized
Federal Tax Cost	Appreciation	Depreciation	Appreciation
$136,559,590	$7,732,369	$(270,995)	$7,461,374

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of March 31, 2012 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities*
Preferred Stock	$996,450	$—	$—	$996,450
U.S. Government & Agency Obligations	—	55,531,837	—	55,531,837
Mortgage-Backed and Asset-Backed Securities	—	49,958,303	—	49,958,303
Municipal Bonds	—	1,490,690	—	1,490,690
Corporate Obligations	—	34,018,684	—	34,018,684
Money Market Mutual Fund	2,025,000	—	—	2,025,000
Total	$3,021,450	$140,999,514	$—	$144,020,964

It is the Investment Grade Bond Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. The Portfolio did not have any transfers between levels of the fair value hierarchy during the reporting period.

For the period ending March 31, 2012, there have been no changes in the valuation methodologies and the Investment Grade Bond Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

* Refer to Schedule of Investments for industry classifications.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS

ASSET DIRECTOR PORTFOLIO

March 31, 2012 (unaudited)

Description	Shares	Value
Preferred Stock (0.3%)
Diversified Financial Services (0.3%)
JPMorgan Chase Capital XXIX	39,000	$996,450

Total preferred stock (cost: $999,535)		996,450

Common Stocks (58.5%)
Aerospace & Defense (2.2%)
General Dynamics Corp.	27,900	2,047,302
Precision Castparts Corp.	30,600	5,290,740
		7,338,042
Agriculture (1.2%)
Archer-Daniels-Midland Co.	122,900	3,891,014

Apparel (2.1%)
Columbia Sportswear Co.	40,100	1,902,745
Wolverine World Wide, Inc.	134,350	4,995,133
		6,897,878
Auto Parts and Equipment (1.3%)
Magna International, Inc.	93,800	4,478,012

Banks (4.3%)
Bank of Hawaii Corp.	45,600	2,204,760
Citigroup, Inc.	23,252	849,861
JPMorgan Chase & Co.	79,640	3,661,847
Northern Trust Corp.	53,400	2,533,830
U.S. Bancorp	156,500	4,957,920
		14,208,218
Beverages (1.6%)
Coca-Cola Co. (The)	73,600	5,447,136

Biotechnology (1.4%)
Amgen, Inc.	67,000	4,555,330

Chemicals (0.3%)
Dow Chemical Co.	30,100	1,042,664

Commercial Services (0.5%)
Robert Half International, Inc.	50,600	1,533,180

Computers (1.6%)
Dell, Inc.(1)	213,600	3,545,760
Hewlett-Packard Co.	68,167	1,624,420
		5,170,180
Diversified Financial Services (0.7%)
Investment Technology Group, Inc.(1)	193,300	2,311,868

Electronics (0.8%)
FLIR Systems, Inc.	99,000	2,505,690

Description	Shares	Value
Common Stocks (58.5%) (continued)
Food (0.6%)
Fresh Del Monte Produce, Inc.	26,900	$614,396
Sysco Corp.	48,900	1,460,154
		2,074,550
Healthcare Products (5.3%)
Baxter International, Inc.	82,100	4,907,938
Johnson & Johnson	84,400	5,567,024
Medtronic, Inc.	119,200	4,671,448
Zimmer Holdings, Inc.	38,200	2,455,496
		17,601,906
Insurance (1.1%)
Aegon NV(1)	653,186	3,631,714

Iron/Steel (1.5%)
Nucor Corp.	116,500	5,003,675

Machinery-Diversified (0.8%)
Cummins, Inc.	22,000	2,640,880

Mining (0.3%)
Alcoa, Inc.	95,200	953,904

Miscellaneous Manufacturing (5.7%)
Carlisle Cos., Inc.	98,200	4,902,144
Crane Co.	54,300	2,633,550
General Electric Co.	264,300	5,304,501
Illinois Tool Works, Inc.	106,100	6,060,432
		18,900,627
Oil & Gas (6.7%)
ConocoPhillips	78,600	5,974,386
Exxon Mobil Corp.	45,100	3,911,523
Royal Dutch Shell PLC ADR	75,350	5,284,296
Tidewater, Inc.	90,950	4,913,119
Valero Energy Corp.	78,400	2,020,368
		22,103,692
Pharmaceuticals (4.5%)
McKesson Corp.	67,900	5,959,583
Merck & Co., Inc.	96,200	3,694,080
Pfizer, Inc.	226,800	5,139,288
		14,792,951
Retail (3.6%)
Bed Bath & Beyond, Inc.(1)	82,000	5,393,140
Best Buy Co., Inc.	15,300	362,304
Home Depot, Inc.	44,500	2,238,795
Kohl’s Corp.	82,000	4,102,460
		12,096,699
Semiconductors (4.6%)
Applied Materials, Inc.	332,200	4,132,568
Intel Corp.	205,600	5,779,416
Texas Instruments, Inc.	159,900	5,374,239
		15,286,223

Description	Shares	Value
Common Stocks (58.5%) (continued)
Software (1.2%)
Adobe Systems, Inc.(1)	32,500	$1,115,075
Autodesk, Inc.(1)	22,000	931,040
Oracle Corp.	69,500	2,026,620
		4,072,735
Telecommunications (1.3%)
Cisco Systems, Inc.	202,600	4,284,990

Toys/Games/Hobbies (1.1%)
Mattel, Inc.	111,100	3,739,626

Transportation (2.2%)
Norfolk Southern Corp.	50,400	3,317,832
Werner Enterprises, Inc.	157,500	3,915,450
		7,233,282

Total common stocks (cost: $164,305,526)		193,796,666

	Interest Rate	Maturity Date	Principal Amount
Long-Term Notes and Bonds (32.1%)
U.S. Government & Agency Obligations (10.5%)
Federal Farm Credit Bank	2.625%	04/17/2014	$1,000,000	$1,040,850
Federal Home Loan Banks	2.500	06/13/2014	1,000,000	1,044,201
Federal Home Loan Banks	4.875	09/08/2017	500,000	587,967
FHLMC	3.750	03/27/2019	750,000	841,560
FNMA	4.000	04/15/2013	380,000	394,741
FNMA	1.300	03/17/2014	1,000,000	1,015,490
U.S. Treasury Bonds	6.000	02/15/2026	400,000	551,875
U.S. Treasury Bonds	5.250	11/15/2028	300,000	392,016
U.S. Treasury Bonds	5.375	02/15/2031	325,000	437,125
U.S. Treasury Bonds	4.500	02/15/2036	250,000	305,156
U.S. Treasury Bonds	3.500	02/15/2039	600,000	623,344
U.S. Treasury Bonds	4.250	05/15/2039	300,000	353,438
U.S. Treasury Bonds	4.375	11/15/2039	550,000	660,859
U.S. Treasury Bonds	3.875	08/15/2040	100,000	110,609
U.S. Treasury Bonds	4.375	05/15/2041	550,000	661,203
U.S. Treasury Bonds	3.750	08/15/2041	500,000	540,547
U.S. Treasury Notes	3.625	05/15/2013	1,200,000	1,245,140
U.S. Treasury Notes	0.375	06/30/2013	2,250,000	2,252,988
U.S. Treasury Notes	0.125	09/30/2013	1,000,000	997,461
U.S. Treasury Notes	0.250	10/31/2013	800,000	799,250
U.S. Treasury Notes	0.500	11/15/2013	750,000	752,256
U.S. Treasury Notes	4.000	02/15/2014	250,000	266,934
U.S. Treasury Notes	2.250	05/31/2014	1,400,000	1,456,000
U.S. Treasury Notes	0.500	10/15/2014	950,000	950,965
U.S. Treasury Notes	2.125	11/30/2014	1,200,000	1,252,031
U.S. Treasury Notes	2.500	03/31/2015	800,000	846,500
U.S. Treasury Notes	1.875	06/30/2015	700,000	728,601
U.S. Treasury Notes	1.750	07/31/2015	500,000	518,477
U.S. Treasury Notes	1.250	08/31/2015	1,000,000	1,021,172

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (32.1%) (continued)
U.S. Government & Agency Obligations (10.5%) (continued)
U.S. Treasury Notes	2.000%	01/31/2016	$500,000	$523,633
U.S. Treasury Notes	2.125	02/29/2016	500,000	526,211
U.S. Treasury Notes	1.500	06/30/2016	500,000	513,242
U.S. Treasury Notes	3.250	07/31/2016	125,000	137,539
U.S. Treasury Notes	1.000	09/30/2016	600,000	602,015
U.S. Treasury Notes	1.000	10/31/2016	750,000	751,875
U.S. Treasury Notes	2.750	11/30/2016	1,200,000	1,296,281
U.S. Treasury Notes	4.625	02/15/2017	500,000	585,469
U.S. Treasury Notes	3.125	04/30/2017	250,000	275,313
U.S. Treasury Notes	1.875	10/31/2017	500,000	517,461
U.S. Treasury Notes	2.375	06/30/2018	700,000	740,468
U.S. Treasury Notes	1.750	10/31/2018	550,000	558,722
U.S. Treasury Notes	2.750	02/15/2019	1,000,000	1,077,266
U.S. Treasury Notes	3.125	05/15/2019	750,000	825,879
U.S. Treasury Notes	3.375	11/15/2019	600,000	669,844
U.S. Treasury Notes	2.625	08/15/2020	250,000	263,574
U.S. Treasury Notes	3.125	05/15/2021	1,300,000	1,414,969
U.S. Treasury Notes	2.125	08/15/2021	800,000	799,438

Total U.S. government & agency obligations (cost: $32,908,201)				34,727,955

Mortgage-Backed and Asset-Backed Securities (11.9%)
Avis Budget Rental Car Funding (AESOP) LLC, Ser. 2011-5A, Cl. A, 144A(2)	3.270	02/20/2018	1,000,000	1,028,363
Banc of America Commercial Mortgage, Inc., Ser. 2006-5, Cl. AAB	5.379	09/10/2047	435,547	455,715
Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW13, Cl. A3	5.518	09/11/2041	705,000	734,016
Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW14, Cl. A3	5.209	12/11/2038	400,000	406,972
Bear Stearns Commercial Mortgage Securities, Ser. 2006-T24, Cl. AAB	5.533	10/12/2041	421,589	442,552
CenterPoint Energy Transition Bond Co. LLC, Ser. 2005-A, Cl. A2	4.970	08/01/2014	17,939	18,205
CSFB Mortgage Securities Corp., Ser. 2005-C5, Cl. AAB(3)	5.100	08/15/2038	563,634	588,393
Federal Home Loan Banks	4.625	06/12/2015	1,000,000	1,120,317
FHLMC CMO, Ser. 2002-2424, Cl. OG	6.000	03/15/2017	129,776	139,409
FHLMC CMO, Ser. 2005-2947, Cl. VA	5.000	03/15/2016	213,552	221,414
FHLMC CMO, Ser. 2009-3589, Cl. PA	4.500	09/15/2039	759,626	818,089
FHLMC Gold Pool #A11823	5.000	08/01/2033	206,693	223,142
FHLMC Gold Pool #A14499	6.000	10/01/2033	37,943	42,439
FHLMC Gold Pool #A16641	5.500	12/01/2033	183,376	200,824
FHLMC Gold Pool #A42106	6.500	01/01/2036	250,137	283,743
FHLMC Gold Pool #A42908	6.000	02/01/2036	58,251	64,406
FHLMC Gold Pool #A45057	6.500	05/01/2036	178,287	202,926
FHLMC Gold Pool #A51101	6.000	07/01/2036	95,607	105,709
FHLMC Gold Pool #A56247	6.000	01/01/2037	336,681	372,256
FHLMC Gold Pool #A58278	5.000	03/01/2037	209,345	225,677
FHLMC Gold Pool #A58965	5.500	04/01/2037	309,640	337,022
FHLMC Gold Pool #A71576	6.500	01/01/2038	188,774	212,631
FHLMC Gold Pool #A91064	4.500	02/01/2040	1,331,451	1,412,614

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (32.1%) (continued)
Mortgage-Backed and Asset-Backed Securities (11.9%) (continued)
FHLMC Gold Pool #B12969	4.500%	03/01/2019	$172,119	$184,756
FHLMC Gold Pool #B19462	5.000	07/01/2020	80,777	87,256
FHLMC Gold Pool #C01086	7.500	11/01/2030	5,519	6,608
FHLMC Gold Pool #C01271	6.500	12/01/2031	16,072	18,294
FHLMC Gold Pool #C01302	6.500	11/01/2031	4,897	5,574
FHLMC Gold Pool #C01676	6.000	11/01/2033	47,752	53,410
FHLMC Gold Pool #C03478	4.500	06/01/2040	1,276,775	1,354,604
FHLMC Gold Pool #C14872	6.500	09/01/2028	7,040	8,049
FHLMC Gold Pool #C20853	6.000	01/01/2029	178,695	199,978
FHLMC Gold Pool #C56017	6.500	03/01/2031	133,234	152,321
FHLMC Gold Pool #C61802	5.500	12/01/2031	20,044	21,955
FHLMC Gold Pool #C65255	6.500	03/01/2032	14,581	16,597
FHLMC Gold Pool #C67071	6.500	05/01/2032	12,253	14,008
FHLMC Gold Pool #C68790	6.500	07/01/2032	28,808	32,791
FHLMC Gold Pool #C74741	6.000	12/01/2032	32,046	35,863
FHLMC Gold Pool #C79886	6.000	05/01/2033	128,263	143,460
FHLMC Gold Pool #E00543	6.000	04/01/2013	1,717	1,817
FHLMC Gold Pool #E00878	6.500	07/01/2015	5,845	6,249
FHLMC Gold Pool #E01007	6.000	08/01/2016	9,639	10,268
FHLMC Gold Pool #E02735	3.500	10/01/2025	660,477	691,112
FHLMC Gold Pool #E77962	6.500	07/01/2014	5,541	5,859
FHLMC Gold Pool #E85353	6.000	09/01/2016	22,832	24,688
FHLMC Gold Pool #E95159	5.500	03/01/2018	35,842	38,917
FHLMC Gold Pool #E95734	5.000	03/01/2018	168,324	181,681
FHLMC Gold Pool #G01477	6.000	12/01/2032	184,280	207,399
FHLMC Gold Pool #G01727	6.000	08/01/2034	489,084	547,029
FHLMC Gold Pool #G02060	6.500	01/01/2036	377,916	426,032
FHLMC Gold Pool #G08016	6.000	10/01/2034	434,417	484,053
FHLMC Gold Pool #G08087	6.000	10/01/2035	112,961	125,214
FHLMC Gold Pool #G11753	5.000	08/01/2020	172,389	186,231
FHLMC Gold Pool #G18376	4.000	01/01/2026	410,502	434,226
FHLMC Gold Pool #J05930	5.500	03/01/2021	138,343	149,777
FNMA Pool #357269	5.500	09/01/2017	78,813	85,990
FNMA Pool #357637	6.000	11/01/2034	82,405	91,660
FNMA Pool #545929	6.500	08/01/2032	25,156	28,652
FNMA Pool #555591	5.500	07/01/2033	66,228	72,781
FNMA Pool #574922	6.000	04/01/2016	1,496	1,618
FNMA Pool #579170	6.000	04/01/2016	1,363	1,474
FNMA Pool #584953	7.500	06/01/2031	5,704	5,819
FNMA Pool #651220	6.500	07/01/2032	9,539	10,864
FNMA Pool #725793	5.500	09/01/2019	374,725	409,554
FNMA Pool #910446	6.500	01/01/2037	48,474	54,826
FNMA Pool #914468	5.500	04/01/2037	572,133	623,916
FNMA Pool #915258	5.500	04/01/2037	586,455	639,535
FNMA Pool #922224	5.500	12/01/2036	383,794	421,770
FNMA Pool #936760	5.500	06/01/2037	438,410	478,090
FNMA Pool #942956	6.000	09/01/2037	253,108	279,124
FNMA Pool #945882	6.000	08/01/2037	357,255	393,976
FNMA Pool #AA3263	5.000	02/01/2039	695,250	763,314
FNMA Pool #AC8326	5.000	07/01/2040	765,338	827,109

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (32.1%) (continued)
Mortgage-Backed and Asset-Backed Securities (11.9%) (continued)
FNMA Pool #AD0311	5.000%	05/01/2038	$1,022,244	$1,106,347
FNMA Pool #AD1662	5.000	03/01/2040	800,940	879,351
FNMA Pool #AD7078	4.500	06/01/2025	371,252	397,581
FNMA Pool #AE0216	4.000	08/01/2040	225,889	237,080
FNMA Pool #AE0949	4.000	02/01/2041	899,489	943,697
FNMA Pool #AE2575	4.000	09/01/2040	761,901	799,347
FNMA Pool #AH5013	4.500	02/01/2041	508,582	553,014
FNMA Pool #AH6228	4.500	03/01/2041	580,255	630,948
FNMA Pool #AH8003	3.500	03/01/2041	242,638	249,427
FNMA Pool #AH9170	4.500	05/01/2041	802,401	854,447
FNMA Pool #AI5868	4.500	07/01/2041	244,438	260,828
FNMA Pool #AJ1954	4.000	10/01/2041	461,295	484,183
FNMA Pool #AJ6927	3.500	11/01/2041	248,401	255,352
FNMA Pool #MA0699	4.000	04/01/2041	468,987	492,037
GNMA CMO, Ser. 2004-108, Cl. B(3)	4.741	03/16/2030	1,000,000	1,065,635
GNMA CMO, Ser. 2010-22, Cl. AD	3.633	10/16/2039	1,000,000	1,068,653
GNMA Pool #424578	6.500	04/15/2026	62,899	73,394
GNMA Pool #431962	6.500	05/15/2026	7,087	8,270
GNMA Pool #436741	7.500	01/15/2027	12,558	14,869
GNMA Pool #443216	8.000	07/15/2027	8,321	10,037
GNMA Pool #479743	7.500	11/15/2030	18,015	21,496
GNMA Pool #511778	7.500	11/15/2030	23,150	27,748
GNMA Pool #515965	4.000	11/15/2041	497,465	535,121
GNMA Pool #542083	7.000	01/15/2031	37,434	44,513
GNMA Pool #552466	6.500	03/15/2032	22,960	26,804
GNMA Pool #555179	7.000	12/15/2031	7,415	8,818
GNMA Pool #574395	6.000	01/15/2032	33,104	37,778
GNMA Pool #690843	5.000	05/15/2038	424,986	469,884
GNMA Pool #718832	5.500	09/15/2039	449,732	505,536
GNMA Pool #727811	4.500	07/15/2040	964,002	1,052,089
GNMA Pool #729037	5.000	02/15/2040	694,295	769,380
GNMA Pool #737644	4.500	11/15/2040	448,217	491,694
GNMA Pool #738425	4.500	06/15/2041	204,290	222,957
GNMA Pool #739222	4.000	07/15/2040	377,889	406,612
GNMA Pool #741125	4.000	07/15/2040	81,931	88,159
GNMA Pool #741151	4.500	09/15/2040	443,668	484,209
GNMA Pool #741872	4.000	05/15/2040	365,169	392,925
GNMA Pool #778792	3.500	01/15/2042	248,936	259,851
Hertz Vehicle Financing LLC, Ser. 2011-1A, Cl. A2, 144A(2)	3.290	03/25/2018	1,000,000	1,033,443
Morgan Stanley Capital I, Ser. 2006-IQ12, Cl. AAB	5.325	12/15/2043	331,089	341,535
Small Business Administration, Ser. 2006-10A, Cl. 1	5.524	03/10/2016	229,296	246,112
Small Business Administration Participation Certificates, Ser. 2006-20C, Cl. 1	5.570	03/01/2026	256,740	290,373
TIAA Seasoned Commercial Mortgage Trust, Ser. 2007-C4, Cl. A3(3)	5.656	08/15/2039	650,000	701,469

Total mortgage-backed and asset-backed securities (cost: $37,657,158)				39,545,985

Municipal Bonds (0.2%)
Maryland State Transportation Authority	5.754	07/01/2041	500,000	610,265
New York City Municipal Water Finance Authority	5.724	06/15/2042	100,000	124,339

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (32.1%) (continued)
Municipal Bonds (0.2%) (continued)

Total municipal bonds (cost: $620,022)				$734,604

Corporate Obligations (9.5%)
Aerospace & Defense (0.7%)
Goodrich Corp., Sr. Unsec’d. Notes	6.290	07/01/2016	1,050,000	1,238,273
Lockheed Martin Corp., Sr. Unsec’d. Notes	3.350	09/15/2021	1,000,000	1,001,758
				2,240,031
Banks (1.5%)
Citigroup, Inc., Sr. Unsec’d. Notes	4.750	05/19/2015	80,000	84,227
Goldman Sachs Group, Inc. (The), Sub. Notes	5.950	01/15/2027	1,000,000	1,000,330
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.625	09/23/2019	500,000	494,210
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.250	08/09/2026	375,000	372,579
PNC Financial Services Group, Inc., Jr. Sub. Notes (3)	6.750	12/31/2049	1,000,000	1,054,320
SunTrust Bank, Sub. Notes(3)	0.782	08/24/2015	1,000,000	912,690
Union Bank NA, Sr. Sub. Notes, MTN	5.950	05/11/2016	1,000,000	1,091,959
				5,010,315
Beverages (0.3%)
PepsiCo, Inc., Sr. Unsec’d. Notes	3.125	11/01/2020	1,000,000	1,027,071

Building Materials (0.3%)
Owens Corning, Gtd. Notes	7.000	12/01/2036	1,000,000	1,065,655

Commercial Services (0.1%)
ERAC USA Finance Co., Gtd. Notes, 144A(2)	5.600	05/01/2015	200,000	219,757

Computers (0.6%)
Hewlett-Packard Co., Sr. Unsec’d. Notes	4.650	12/09/2021	1,000,000	1,046,135
International Business Machines Corp., Sr. Unsec’d. Notes	1.250	02/06/2017	1,000,000	991,980
				2,038,115
Diversified Financial Services (1.2%)
Associates Corp. of North America, Sr. Unsec’d. Notes	6.950	11/01/2018	1,000,000	1,131,867
Fuel Trust, Sec’d. Notes, 144A(2)	4.207	04/15/2016	1,000,000	1,026,277
Textron Financial Corp., Jr. Sub. Notes, 144A(2),(3)	6.000	02/15/2067	1,000,000	760,000
Unison Ground Lease Funding LLC, Notes, 144A(2)	9.522	04/15/2020	1,000,000	1,053,702
				3,971,846
Electric (0.6%)
Duquesne Light Holdings, Inc., Sr. Unsec’d. Notes, 144A(2)	5.900	12/01/2021	1,000,000	1,068,361
Puget Energy, Inc., Sr. Sec’d. Notes	6.000	09/01/2021	1,000,000	1,064,230
				2,132,591
Entertainment (0.4%)
International Game Technology, Sr. Unsec’d. Notes	7.500	06/15/2019	1,000,000	1,171,338

Healthcare Products (0.1%)
Hospira, Inc., Sr. Unsec’d. Notes	5.900	06/15/2014	300,000	323,818

Home Builders (0.3%)
Lennar Corp., Gtd. Notes	6.950	06/01/2018	1,000,000	1,060,000

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (32.1%) (continued)
Corporate Obligations (9.5%) (continued)
Insurance (0.3%)
Metropolitan Life Global Funding I, Sec’d. Notes, 144A(2)	2.000%	01/09/2015	$1,000,000	$1,010,600

Iron/Steel (0.3%)
Reliance Steel & Aluminum Co., Gtd. Notes	6.200	11/15/2016	400,000	436,333
Reliance Steel & Aluminum Co., Gtd. Notes	6.850	11/15/2036	600,000	600,436
				1,036,769
Machinery-Construction & Mining (0.3%)
Joy Global, Inc., Gtd. Notes	5.125	10/15/2021	1,000,000	1,082,804

Media (0.4%)
Cox Communications, Inc., Sr. Unsec’d. Notes	7.625	06/15/2025	443,000	551,484
Time Warner Cable, Inc., Gtd. Notes	6.550	05/01/2037	600,000	694,794
				1,246,278
Miscellaneous Manufacturing (0.5%)
Bombardier, Inc., Sr. Unsec’d. Notes, 144A(2)	7.450	05/01/2034	1,000,000	1,025,000
GE Capital Trust I, Sub. Notes(3)	6.375	11/15/2067	400,000	407,000
				1,432,000
Oil & Gas (0.4%)
Union Pacific Resources Group, Inc., Sr. Unsec’d. Notes	7.050	05/15/2018	250,000	285,564
Valero Energy Corp., Gtd. Notes	6.625	06/15/2037	1,000,000	1,088,404
				1,373,968
Pipelines (0.3%)
Markwest Energy Partners LP / Markwest Energy Finance Corp., Gtd. Notes	6.250	06/15/2022	1,000,000	1,050,000

Retail (0.3%)
Target Corp., Sr. Unsec’d. Notes	2.900	01/15/2022	1,000,000	988,370

Shipbuilding (0.3%)
Huntington Ingalls Industries, Inc., Gtd. Notes	6.875	03/15/2018	900,000	954,000

Telecommunications (0.3%)
BellSouth Corp., Sr. Unsec’d. Notes	6.550	06/15/2034	400,000	456,612
Verizon Communications, Gtd. Notes	6.940	04/15/2028	350,000	424,567
				881,179

Total corporate obligations (cost: $30,194,320)				31,316,505

Total long-term notes and bonds (cost: $101,379,701)				106,325,049

Short-Term Notes and Bonds (2.0%)
U.S. Government & Agency Obligations (0.7%)
U.S. Treasury Notes	1.750	08/15/2012	400,000	402,375
U.S. Treasury Notes	0.375	08/31/2012	600,000	600,539
U.S. Treasury Notes	0.375	10/31/2012	300,000	300,363
U.S. Treasury Notes	1.125	12/15/2012	775,000	780,055

Total U.S. government & agency obligations (cost: $2,073,878)				2,083,332

Description	Interest Rate	Maturity Date	Principal Amount	Value
Short-Term Notes and Bonds (2.0%) (continued)
Commercial Paper(4) (1.2%)
Diversified Financial Services (0.6%)
John Deere Bank SA	0.132%	04/18/2012	$2,000,000	$1,999,820

Oil & Gas (0.6%)
Northwest Natural Gas Co.	0.122	04/17/2012	2,000,000	1,999,780

Total commercial paper (cost: $3,999,771)				3,999,600

Corporate Obligations (0.1%)
Oil & Gas (0.1%)
Southwest Gas Corp., Sr. Unsec’d. Notes	7.625	05/15/2012	350,000	352,562

Total corporate obligations (cost: $350,682)				352,562

Total short-term notes and bonds (cost: $6,424,331)				6,435,494

	Shares

Money Market Mutual Fund (1.2%)
BlackRock Liquidity TempFund Portfolio, 0.14%(5)	4,050,000	4,050,000

Total money market mutual fund (cost: $4,050,000)		4,050,000

Mutual Funds (5.0%)
iShares Russell Midcap Growth Index Fund	59,200	3,721,904
iShares S&P 500 Growth Index Fund	47,800	3,602,686
iShares S&P Midcap 400 Growth Index Fund	27,000	3,035,880
iShares S&P Smallcap 600 Growth Index Fund	10,700	884,355
Vanguard Growth Index Fund	159,200	5,385,736

Total mutual funds (cost: $12,190,017)		16,630,561

Total investments(6) (99.1%) (cost: $289,349,110)		328,234,220

Other assets in excess of liabilities (0.9%)		3,006,816

Net assets (100.0%)		$331,241,036

The following abbreviations are used in the portfolio descriptions:

ADR — American Depositary Receipt

CMO — Collateralized Mortgage Obligation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Corporation

LLC — Limited Liability Corporation

LP — Limited Partnership

MTN — Medium Term Note

(1)	Non-Income producing securities.

(2)

Series 144A securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.  Unless otherwise noted, Series 144A securities are deemed to be liquid.

(3)	Indicates a variable rate security. The interest rate shown reflects the rate in effect at March 31, 2012.

(4)	The interest rate for short-term notes reflects the yields for those securities as of March 31, 2012.

(5)	The rate shown reflects the seven day yield as of March 31, 2012.

(6)	The United States federal income tax basis of the Portfolio’s investments and the unrealized appreciation (depreciation) as of March 31, 2012.

			Total Net
			Unrealized
Federal Tax Cost	Appreciation	Depreciation	Appreciation
$289,376,690	$56,031,272	$(17,173,742)	$38,857,530

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of March 31, 2012 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities*
Preferred Stock	$996,450	$—	$—	$996,450
Common Stocks	193,796,666	—	—	193,796,666
U.S. Government & Agency Obligations	—	36,811,287	—	36,811,287
Mortgage-Backed and Asset-Backed Securities	—	39,545,985	—	39,545,985
Municipal Bonds	—	734,604	—	734,604
Corporate Obligations	—	31,669,067	—	31,669,067
Commercial Paper	—	3,999,600	—	3,999,600
Money Market Mutual Fund	4,050,000	—	—	4,050,000
Mutual Funds	16,630,561	—	—	16,630,561
Total	$215,473,677	$112,760,543	$—	$328,234,220

It is the Asset Director Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. The Portfolio did not have any transfers between levels of the fair value hierarchy during the reporting period.

For the period ending March 31, 2012, there have been no changes in the valuation methodologies and the Asset Director Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

* Refer to Schedule of Investments for industry classifications.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS

SOCIALLY RESPONSIVE PORTFOLIO

March 31, 2012 (unaudited)

Description	Shares	Value

Common Stocks (95.2%)
Aerospace & Defense (3.7%)
General Dynamics Corp.	950	$69,711
Precision Castparts Corp.	700	121,030
		190,741
Agriculture (2.2%)
Archer-Daniels-Midland Co.	3,500	110,810

Apparel (3.1%)
Columbia Sportswear Co.	1,200	56,940
Wolverine World Wide, Inc.	2,800	104,104
		161,044
Banks (8.8%)
Bank of Hawaii Corp.	1,900	91,865
JPMorgan Chase & Co.	2,650	121,847
Northern Trust Corp.	2,100	99,645
U.S. Bancorp	4,400	139,392
		452,749
Beverages (3.0%)
Coca-Cola Co. (The)	2,100	155,421

Biotechnology (2.7%)
Amgen, Inc.	2,000	135,980

Chemicals (1.4%)
Dow Chemical Co.	2,100	72,744

Commercial Services (0.8%)
Robert Half International, Inc.	1,300	39,390

Computers (2.8%)
Dell, Inc.(1)	5,300	87,980
Hewlett-Packard Co.	2,300	54,809
		142,789
Diversified Financial Services (1.1%)
Investment Technology Group, Inc.(1)	4,700	56,212

Electronics (1.8%)
FLIR Systems, Inc.	3,700	93,647

Food (2.5%)
Fresh Del Monte Produce, Inc.	3,800	86,792
Sysco Corp.	1,300	38,818
		125,610

Description	Shares	Value
Common Stocks (95.2%) (continued)
Healthcare Products (8.0%)
Baxter International, Inc.	2,400	$143,472
Medtronic, Inc.	3,900	152,841
Zimmer Holdings, Inc.	1,800	115,704
		412,017
Insurance (1.7%)
Aegon NV(1)	15,177	84,384

Iron/Steel (2.6%)
Nucor Corp.	3,100	133,145

Machinery-Diversified (1.6%)
Cummins, Inc.	700	84,028

Mining (0.5%)
Alcoa, Inc.	2,600	26,052

Miscellaneous Manufacturing (9.9%)
Carlisle Cos., Inc.	2,550	127,296
Crane Co.	1,900	92,150
General Electric Co.	6,700	134,469
Illinois Tool Works, Inc.	2,650	151,368
		505,283
Oil & Gas (11.0%)
ConocoPhillips	2,000	152,020
Exxon Mobil Corp.	1,800	156,114
Royal Dutch Shell PLC ADR	1,700	119,221
Tidewater, Inc.	2,200	118,844
Valero Energy Corp.	700	18,039
		564,238
Pharmaceuticals (2.7%)
McKesson Corp.	1,600	140,432

Retail (6.3%)
Bed Bath & Beyond, Inc.(1)	1,600	105,232
Best Buy Co., Inc.	2,000	47,360
Home Depot, Inc.	1,500	75,465
Kohl’s Corp.	1,900	95,057
		323,114
Semiconductors (8.0%)
Applied Materials, Inc.	9,400	116,936
Intel Corp.	5,200	146,172
Texas Instruments, Inc.	4,300	144,523
		407,631

Description	Shares	Value
Common Stocks (95.2%) (continued)
Software (1.9%)
Adobe Systems, Inc.(1)	600	$20,586
Autodesk, Inc.(1)	1,100	46,552
Oracle Corp.	1,100	32,076
		99,214
Telecommunications (1.9%)
Cisco Systems, Inc.	4,650	98,348

Toys/Games/Hobbies (1.9%)
Mattel, Inc.	2,850	95,931

Transportation (3.3%)
Norfolk Southern Corp.	1,400	92,162
Werner Enterprises, Inc.	3,100	77,066
		169,228

Total common stocks (cost: $4,443,107)		4,880,182

Money Market Mutual Fund (2.0%)
BlackRock Liquidity TempFund Portfolio, 0.14%(2)	100,000	100,000

Total money market mutual fund (cost: $100,000)		100,000

Total investments(3) (97.2%) (cost: $4,543,107)		4,980,182

Other assets in excess of liabilities (2.8%)		146,022

Net assets (100.0%)		$5,126,204

The following abbreviation is used in the portfolio descriptions:

ADR — American Depositary Receipt

(1)	Non-Income producing securities.
(2)	The rate shown reflects the seven day yield as of March 31, 2012.
(3)	The United States federal income tax basis of the Portfolio’s investments and the unrealized appreciation (depreciation) as of March 31, 2012.

			Total Net
			Unrealized
Federal Tax Cost	Appreciation	Depreciation	Appreciation
$4,565,501	$921,734	$(507,053)	$414,681

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of March 31, 2012 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities*
Common Stocks	$4,880,182	$—	$—	$4,880,182
Money Market Mutual Fund	100,000	—	—	100,000
Total	$4,980,182	$—	$—	$4,980,182

It is the Socially Responsive Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. The Portfolio did not have any transfers between levels of the fair value hierarchy during the reporting period.

For the period ending March 31, 2012, there have been no changes in the valuation methodologies and the Socially Responsive Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

*  Refer to Schedule of Investments for industry classifications.

Notes to Schedules of Investments (unaudited)

Fair Value Measurements

Equity Securities (Preferred and Common Stock) - Securities traded on a national or international securities exchange, excluding the NASDAQ national market system, are valued at the last trade price on the primary exchange. Listed securities for which no sale was reported on the valuation date are valued at the mean of the latest bid and ask price. Securities that are principally traded on the NASDAQ national market system are generally valued at the NASDAQ Official Closing Price (“NOCP”). To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Mortgage-Backed and Asset-Backed Securities - The fair value of asset backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establishes a benchmark yield, and develops an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, these values would be categorized in level 2 of the fair value hierarchy; otherwise they would be categorized as level 3.

Corporate Obligations - Corporate obligations for which representative market quotes are readily available are valued at the latest bid price or the mean of the latest bid and ask price. Certain corporate obligations may be priced using a matrix price as provided by a pricing vendor. While most corporate obligations are categorized in level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

Mutual Funds - Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of the valuation and are classified under level 1 of the fair value hierarchy.

U.S. Government and Agency Obligations - U.S. Government obligations are valued at the latest bid price. Certain obligations may be valued using dealer quotations. U.S. Government and Agency obligations are categorized in level 1 or level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

Municipal Bonds - The fair value of municipal bonds is estimated using recently executed transactions for identical or similar bonds. Municipal bonds are generally categorized in Level 2 of the fair value hierarchy.

Short-Term Fixed Income Securities - Short-term fixed income securities, with a maturity date of 60 days or less, are valued at amortized cost, which approximates fair value. These securities are listed under level 2 of the fair value hierarchy.

Item 2.    Controls and Procedures.

(a)               The President and Treasurer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluations of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)              There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below:  Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	OneAmerica Funds, Inc.

By (Signature and Title)*	/s/ J. Scott Davison
J. Scott Davison, President

Date	5-23-12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ J. Scott Davison
J. Scott Davison, President

Date	5-23-12

By (Signature and Title)*	/s/ Daniel Schluge
Daniel Schluge, Treasurer

Date	5-22-12

* Print the name and title of each signing officer under his or her signature.